Details of treasury and other financial risks - Remaining risks narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details of treasury and other financial risks [Line Items]
Financial assets carried at fair value	€ 731,000	€ 609,000
Financial assets carried at FVTOCI	252,000	244,000
Bottom of range
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	10
Top of range
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	10,000
United States
Details of treasury and other financial risks [Line Items]
Country risk exposure	12,000,000
Netherlands
Details of treasury and other financial risks [Line Items]
Country risk exposure	1,600,000
China
Details of treasury and other financial risks [Line Items]
Country risk exposure	769,000
Other countries
Details of treasury and other financial risks [Line Items]
Country risk exposure		500,000
United Kingdom
Details of treasury and other financial risks [Line Items]
Country risk exposure	732,000
Germany
Details of treasury and other financial risks [Line Items]
Country risk exposure	627,000
France
Details of treasury and other financial risks [Line Items]
Country risk exposure	537,000
Japan
Details of treasury and other financial risks [Line Items]
Country risk exposure	532,000
Singapore
Details of treasury and other financial risks [Line Items]
Country risk exposure	204,000
India
Details of treasury and other financial risks [Line Items]
Country risk exposure	238,000
Commodity price risk
Details of treasury and other financial risks [Line Items]
Derivative financial assets held for hedging	17,000	6,000
Level 1
Details of treasury and other financial risks [Line Items]
Financial assets carried at fair value	2,000
Financial assets carried at FVTOCI	2,000
Equity investments | Level 1
Details of treasury and other financial risks [Line Items]
Financial assets carried at fair value	2,000	4,000
Equity investments | Level 2 and 3 of fair value hierarchy
Details of treasury and other financial risks [Line Items]
Financial assets carried at FVTOCI	€ 214,000	€ 220,000